SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:	JAMES S. RISWOLD
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5249

Signature, Place, and Date of Signing:



		James S. Riswold		Sioux Falls, SD		06/30/01

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$51,857

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        10/12/01           PAGE  1
0ASSETS AS OF 09/30/01
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        10/12/01           PAGE  1
                                                                    AS OF
09/30/01
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - -
COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)
 AFLAC CORP                           001055102       205      7,600 SH
X                       3,600                 4,000

 AT & T WIRELESS COM                  00209A106       304     20,379 SH
X                       5,724                14,655

 AT & T WIRELESS COM                  00209A106        19      1,262 SH
X   X                 704                   558

 ABBOTT LABS COM                      002824100       449      8,665 SH
X                       1,080                 7,585

 AMERICAN HOME PRODS CORP COM         026609107       559      9,600 SH
X                       8,000                 1,600

 AMERUS GROUP CO COM                  03072M108       337      9,576 SH
X   X                                     9,576

 BP AMOCO P L C ADR SPONSORED         055622104     1,204     24,485 SH
X                       8,870                15,615

 BP AMOCO P L C ADR SPONSORED         055622104        20        400 SH
X   X                                       400

 BAXTER INTL INC COM                  071813109       297      5,400 SH
X                       5,400

 BELLSOUTH CORP COM                   079860102       391      9,404 SH
X                       4,188                 5,216

 BENCHMARK ELECTRS INC COM            08160H101       818     49,533 SH
X                      44,248                 5,285

 BRISTOL MYERS SQUIBB CO COM          110122108       738     13,290 SH
X                      10,540                 2,750

 BRISTOL MYERS SQUIBB CO COM          110122108        36        650 SH
X   X                                       650

 CHEVRON CORP COM                     166751107     1,150     13,565 SH
X                       9,032                 4,533

 CHEVRON CORP COM                     166751107        68        800 SH
X   X                 800

 CITIGROUP INC COM                    172967101     1,197     29,559 SH
X                      16,904                12,655

 CITIGROUP INC COM                    172967101        61      1,506 SH
X   X                                     1,506

 COLGATE PALMOLIVE CO COM             194162103       314      5,385 SH
X                       1,550                 3,835

 COMMUNITY FIRST BANKSHARES COM       203902101       875     36,412 SH
X                                            36,412

 DOLLAR GEN CORP                      256669102       395     33,743 SH
X                                            33,743

 DOW CHEM CO COM                      260543103     2,911     88,869 SH
X                      83,571                 5,298

 DOW CHEM CO COM                      260543103        51      1,552 SH
X   X                                     1,552

 EL PASO CORP COM                     28336L109       194      4,674 SH
X                       4,674

 EL PASO CORP COM                     28336L109        19        450 SH
X   X                                       450

 ELECTRONIC DATA SYS CORP NEW COM     285661104       327      5,680 SH
X                         200                 5,480

                                               ----------
          PAGE TOTAL                               12,939
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        10/12/01           PAGE  2
                                                                    AS OF
09/30/01
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - -
COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)
 ELECTRONIC DATA SYS CORP NEW COM     285661104        14        250 SH
X   X                                       250

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       938      7,209 SH
X                       6,736                   473
 SER-AT&T SHS
 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       107        819 SH
X   X                 819
 SER-AT&T SHS
 EXXON MOBIL CORP COM                 30231G102     2,973     75,466 SH
X                      54,414                21,052

 EXXON MOBIL CORP COM                 30231G102        39      1,000 SH
X   X                                     1,000

 FORD MTR CO DEL COM                  345370860       212     12,212 SH
X                       6,018                 6,194

 GANNETT INC                          364730101     2,044     34,000 SH
X                      34,000

 GENERAL ELEC CO COM                  369604103     2,813     75,610 SH
X                      37,210                38,400

 GENERAL ELEC CO COM                  369604103        48      1,300 SH
X   X                                     1,300

 GENERAL MTRS CORP COM                370442105       245      5,705 SH
X                       4,857                   848

 GENERAL MTRS CORP COM                370442105        28        660 SH
X   X                 360                   300

 GILLETTE CO COM                      375766102         3         85 SH
X                                                85

 GILLETTE CO COM                      375766102       206      6,900 SH
X   X               6,600                   300

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105       236      4,200 SH
X                         200                 4,000

 HOME DEPOT INC                       437076102       211      5,512 SH
X                         767                 4,745

 HOME DEPOT INC                       437076102        14        375 SH
X   X                                       375

 INTEL CORP                           458140100       569     27,820 SH
X                      14,575                13,245

 INTEL CORP                           458140100        16        800 SH
X   X                                       800

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,379     15,039 SH
X                       9,733                 5,306

 INTERNATIONAL BUSINESS MACHS COM     459200101        46        500 SH
X   X                                       500

 J P MORGAN CHASE & CO COM            46625H100       741     21,688 SH
X                      10,062                11,626

 J P MORGAN CHASE & CO COM            46625H100        50      1,476 SH
X   X               1,026                   450

 JOHNSON & JOHNSON COM                478160104       497      8,965 SH
X                       2,800                 6,165

 KIMBERLY-CLARK CORP                  494368103       297      4,792 SH
X                       1,192                 3,600

 KIMBERLY-CLARK CORP                  494368103        25        400 SH
X   X                                       400

                                               ----------
          PAGE TOTAL                               13,751
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        10/12/01           PAGE  3
                                                                    AS OF
09/30/01
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - -
COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)
 LILLY ELI & CO COM                   532457108       232      2,870 SH
X                                             2,870

 LUCENT TECHNOLOGIES INC COM          549463107       115     20,148 SH
X                       7,046                13,102

 LUCENT TECHNOLOGIES INC COM          549463107         3        512 SH
X   X                 512

 MCDONALDS CORP COM                   580135101       300     11,055 SH
X                       1,200                 9,855

 MCKESSON HBOC INC COM                58155Q103       277      7,322 SH
X                       3,900                 3,422

 MERCK & CO INC COM                   589331107       787     11,824 SH
X                       1,399                10,425

 MERCK & CO INC COM                   589331107       263      3,950 SH
X   X               3,600                   350

 MICROSOFT CORP COM                   594918104       409      7,997 SH
X                       1,290                 6,707

 MICROSOFT CORP COM                   594918104        41        800 SH
X   X                                       800

 MINNESOTA MNG & MFG CO COM           604059105       275      2,795 SH
X                       1,100                 1,695

 NASDAQ 100 TR UNIT SER 1             631100104       762     26,300 SH
X                      16,965                 9,335

 NASDAQ 100 TR UNIT SER 1             631100104         8        280 SH
X   X                 280

 NORTHWESTERN CORP COM                668074107       232     10,546 SH
X                       7,546                 3,000

 NORTHWESTERN CORP COM                668074107        18        800 SH
X   X                 800

 PEPSICO INC COM                      713448108       207      4,277 SH
X                       2,879                 1,398

 PEPSICO INC COM                      713448108        15        300 SH
X   X                                       300

 PFIZER INC COM                       717081103       596     14,875 SH
X                       1,850                13,025

 PFIZER INC COM                       717081103        32        800 SH
X   X                                       800

 RITE AID CORP COM                    767754104       122     15,792 SH
X                      15,792

 SBC COMMUNICATIONS INC               78387G103     1,142     24,233 SH
X                       8,080                16,153

 STANDARD & POORS DEP REC AMEX INDEX  78462F103       381      3,650 SH
X                         700                 2,950

 STANDARD & POORS DEP REC AMEX INDEX  78462F103        21        200 SH
X   X                                       200

 SAFEWAY INC COM NEW                  786514208       457     11,508 SH
X                       8,300                 3,208

 SCHERING PLOUGH CORP COM             806605101       758     20,425 SH
X                      15,325                 5,100

 SCHERING PLOUGH CORP COM             806605101        19        500 SH
X   X                                       500

                                               ----------
          PAGE TOTAL                                7,472
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        10/12/01           PAGE  4
                                                                    AS OF
09/30/01
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - -
COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)
 SCHLUMBERGER LTD COM                 806857108       241      5,270 SH
X                       2,145                 3,125

 SCHLUMBERGER LTD COM                 806857108        18        400 SH
X   X                                       400

 SUNTRUST BKS INC COM                 867914103       300      4,500 SH
X                       4,500

 TCF FINL CORP COM                    872275102       240      5,200 SH
X                       5,200

 TARGET CORP COM                      87612E106       652     20,530 SH
X                       9,370                11,160

 TARGET CORP COM                      87612E106        22        700 SH
X   X                                       700

 TENNANT CO COM                       880345103     1,582     45,200 SH
X   X              45,200

 TEXACO INC COM                       881694103       867     13,333 SH
X                       9,612                 3,721

 TEXACO INC COM                       881694103        37        570 SH
X   X                 570

 TYCO INTL LTD NEW COM                902124106       240      5,281 SH
X                       1,480                 3,801

 TYCO INTL LTD NEW COM                902124106        27        600 SH
X   X                                       600

 US BANCORP DEL COM NEW               902973304       417     18,823 SH
X                       7,532                11,291

 US BANCORP DEL COM NEW               902973304        27      1,200 SH
X   X                                     1,200

 VERIZON COMMUNICATIONS COM           92343V104     1,046     19,334 SH
X                       4,815                14,519

 VERIZON COMMUNICATIONS COM           92343V104        59      1,098 SH
X   X               1,098

 WAL MART STORES INC COM              931142103       395      7,974 SH
X                       1,800                 6,174

 WAL MART STORES INC COM              931142103        20        400 SH
X   X                                       400

 WELLS FARGO & CO NEW COM             949746101     4,352     97,899 SH
X                      76,203                21,696

 WELLS FARGO & CO NEW COM             949746101        93      2,100 SH
X   X               1,600                   500

 WORLDCOM INC GA NEW COM              98157D106       251     16,703 SH
X                       5,508                11,195

 XCEL ENERGY INC COM                  98389B100     1,189     42,250 SH
X                      24,518                17,732

 XCEL ENERGY INC COM                  98389B100       191      6,777 SH
X   X               2,667                 4,110

                                               ----------
          PAGE TOTAL                               12,266
         FINAL TOTALS                              46,428